[Letterhead of Morgan, Lewis & Bockius LLP]

New York, New York

December 14, 2009

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	MP Environmental Funding LLC (“MP Funding”)
Senior Secured ROC Bonds, Environmental Control Series B (“Bonds”)

Ladies and Gentlemen:

Transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) is Amendment No. 2 to the Form S-1 Registration Statement (File No. 333-162749) of MP Environmental Funding LLC (“Amendment No. 2”). Amendment No. 2 principally reflects updating changes. As discussed with the Commission’s staff, under separate cover, MP Funding will be requesting acceleration of the effectiveness of the Registration Statement, as amended.

If you have further questions or comments, please feel free to contact me at (212) 309-6282, Mahendra N. Churaman (212) 309-6283 of Morgan, Lewis & Bockius LLP, or Amanda J. Skov, Esq. (724) 838-6166 of Allegheny Energy, Inc.

Very truly yours, MORGAN, LEWIS & BOCKIUS LLP Counsel to MP Environmental Funding LLC

By:	/s/ Robert J. Reger, Jr.
Robert J. Reger, Jr.

cc:	Ms. Amanda Ravitz
Branch Chief – Legal
Securities and Exchange Commission